Capital Commitment	12 Months Ended
Jun. 30, 2023
Capital Commitment [Abstract]
Capital Commitment

(19) Capital Commitment

a.	Operating lease commitment

The Company had outstanding commitment on non-cancelable operating lease arrangements. The details of operating lease commitment contracted as of June 30, 2023 are set out in Note 9.

b.	Capital commitment

At March 14, 2020, the Company has entered into a contract for the right to use of a land in Vietnam for a consideration of VND 102,476,000,000 (approximately US$4,455,000). The amount to be paid amounting VND 60,554,000,000 (approximately US$2,546,370) as of June 30, 2023.